Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Ganji) (Details) - Aug. 06, 2015 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Falcon View Technology ("Ganji") [Member]
Amortizable intangible assets:
Mezzanine classified noncontrolling interest	¥ 86.5	$ 14.1